245 Summer Street

Fidelity® Investments

Boston, MA 02210

July 5, 2022

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Rutland Square Trust II (the trust): File Nos. 333-139427 and 811-21991 Strategic Advisers Alternatives Fund (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Christina H. Lee

Christina H. Lee

Secretary of the Trust